Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation [Abstract]
Schedule of Binomial Option-Pricing Model Used for the Fair Value Measurement

The following table lists the inputs to the binomial option-pricing model used for the fair value measurement of equity-settled share options for the above Options Plans for the years 2024, 2023 and 2022:

	December 31,
	2024	2023	2022

Dividend yield	-%	0%	0%
Expected volatility of the share prices	-%	107%	84%
Risk-free interest rate	-%	4.2%	2.1%
Expected term (in years)	-	10%	10

*	During the year 2024 there were no new grants of options.

Schedule of Number of Options Granted to Employees Under the Option Plans	The following table summarizes the number of options granted to employees under the Option Plans for the year ended December 31, 2024 and related information:
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2023	98,491,200	0.005	9.9	12

Granted	-	-	-	-
Forfeited	(1,262,800)	0.005	9.9	12

Balance as of December 31, 2024	97,228,400	0.005	8.65	12

Exercisable as of December 31, 2024	32,409,467	0.005	8.65	12

Schedule of Company’s Outstanding and Exercisable Options Granted to Employees	The following table summarizes information about the Company’s outstanding and exercisable options granted to employees as of December 31, 2024:
Exercise price	Options outstanding as of December 31, 2024	Weighted average remaining contractual term (years)	Options exercisable as of December 31, 2024	Weighted average remaining contractual term (years)
$0.005	97,228,400	8.65	32,409,467	8.65

Schedule of ADSs Restricted Shares Units Activity	A summary of ADSs restricted shares units activity for the year ended December 31, 2024 is as follows:
	Number of ADS	Weighted average grant date fair value

Balance as of December 31, 2023	30,503	30.6

Granted	94,964	4.46
Vested	(15,893)	30.6
Forfeited	(3,391)	30.6

Balance as of December 31, 2024	106,183	7.22

Schedule of Total Share-Based Compensation Expense to Equity-Based Awards
	Year ended December 31,
	2024	2023	2022

Research and development expenses	$322	$107	$100
Marketing, general and administrative expenses	360	1,032	1,502
Total share-based compensation	$682	$1,139	$1,602